VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings

7. VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings

At December 31, 2012 and September 30, 2013, VIE borrowings under revolving credit facilities and other similar borrowings on the condensed consolidated balance sheets consist of the following:

		December 31,	September 30,
	Entity	2012	2013
$100 million variable funding note facility with interest payable monthly at 9.0%, collateralized by JGW-S III’s structured settlements receivables, 2-year revolving period with 18 months amortization period thereafter upon notice by the issuer or the note holder with all principal and interest outstanding payable no later than October 15, 2048. JGW-S III is charged monthly an unused fee of 1.00% per annum for the undrawn balance of its line of credit.	JGW-S III	$183	$12,050

$200 million credit facility, interest payable monthly at the rate greater of 5.00% or the sum of LIBOR plus applicable margin (5.0% at December 31, 2012 and September 30, 2013), maturing on February 17, 2016 , collateralized by JGW IV’s structured settlements and annuity receivables. JGW IV, LLC is charged monthly an unused fee of 0.50% per annum for the undrawn balance of its line of credit.	JGW IV	4,171	10,231

$300 million multi-tranche and lender credit facility, interest payable monthly. The Facility was revised on July 24, 2013 as follows: Tranche A rate comprises 3.0% and either the LIBOR or the Commercial Paper rate depending on the lender (3.18% and 3.29% at September 30, 2013). Tranche B rate is 5.5% plus LIBOR (5.68% at September 30, 2013). The facility matures on July 24, 2016 and is collateralized by JGW V’s structured settlements and annuity receivables. JGW V, LLC is charged monthly an unused fee of 0.625% per annum for the undrawn balance of its line of credit. (1)	JGW V	5,530	11,763

$40 million credit facility with interest payable monthly at the lender’s “prime rate” plus 1.00%, subject to a floor of 4.50% (4.5% at December 31, 2012 and September 30, 2013), maturing December 31, 2013. The line of credit is collateralized by certain pre-settlement receivables. Peach One is charged monthly an unused fee of 0.50% per annum for the undrawn balance of its line of credit.	Peach One	17,527	15,124

Life settlements financing facility, interest payable quarterly at three-month Euribor plus 7.30% (7.49% at December 31, 2012). The facility was collateralized by assigned life settlement contracts from Immram and matured on August 23, 2013.	Skolvus 1 GMbh & Co. KG	(31)	—

		$27,380	$49,168

(1) The previous agreement provided for a $275 million facility, a Tranche A rate comprised of 3.50% and either the LIBOR or the Commercial Paper rate depending on the lender (3.71% or 3.90% at December 31, 2012), a Tranche B rate of 6.0% plus LIBOR (6.21% at December 31, 2012), and a monthly unused fee of 0.75% per annum for the undrawn balance of the line of credit.

14. VIE Borrowings Under Revolving Credit Facilities and Other Similar Borrowings

At December 31, 2011 and 2012, VIE borrowings under revolving credit facilities and other similar borrowings on the consolidated balance sheets consist of the following:

	Entity	2011	2012
$100 million variable funding note facility with an insurance institution, interest payable monthly at 9.0%, collateralized by JGW-S III’s structured settlements receivables, 2-year revolving period with 18 months amortization period thereafter upon notice by the issuer or the note holder with all principal and interest outstanding payable no later than October 15, 2048. JGW-S III is charged monthly an unused fee of 1.00% per annum for the undrawn balance of its line of credit.	JGW-S III	$14,211	$183
$250 million credit facility, interest payable monthly at 3-month LIBOR plus 5.0% (5.21% at December 31, 2012), maturing May 27, 2013, collateralized by JGW II’s structured settlements and annuity receivables. JGW II is charged monthly an unused fee of 0.75% per annum for the undrawn balance of its line of credit. On January 28, 2013 the Company, with the consent of the lender, terminated this facility.	JGW II	29,979	—
$200 million credit facility, interest payable monthly at the rate greater of 5.00% or the sum of LIBOR plus applicable margin (5.0% at December 31, 2012), maturing on February 17, 2016, collateralized by JGW IV’s structured settlements and annuity receivables. JGW IV, LLC is charged monthly an unused fee of 0.50% per annum for the undrawn balance of its line of credit.	JGW IV	—	4,171
$275 million multi-tranche and lender credit facility, interest payable monthly. Tranche A rate comprises 3.50% and either the LIBOR or Commercial Paper rate depending on the lender (3.71% or 3.90% at December 31, 2012). Tranche B rate is 6.0% plus LIBOR (6.21% at December 31, 2012). The facility matures on April 18, 2015 and is collateralized by JGW V’s structured settlements and annuity receivables. JGW V, LLC is charged monthly an unused fee of 0.75% per annum for the undrawn balance of its line of credit.	JGW V	—	5,530
$40 million credit facility with interest payable monthly at Prime plus 1.00%, subject to a floor of 4.50% (4.50% at December 31, 2012), maturing December 31, 2013. The line of credit is collateralized by certain pre-settlement receivables. Peach One is charged monthly an unused fee of 0.50% per annum for the undrawn balance of its line of credit.	Peach One	7,737	17,527
$100 million credit facility, interest payable monthly at lender’s commercial paper rate plus applicable margin of 3.50% (3.88% at December 31, 2011), matured on March 14, 2012 collateralized by SRF 7’s structured receivables. SRF 7 was charged monthly an unused fee of 0.75% per annum for the undrawn balance of its line of credit.	SRF7	30,406	—
Life settlements financing facility, interest payable quarterly at three-month Euribor plus 7.30% (7.49% at December 31, 2012), maturing August 23, 2013. The facility is collateralized by assigned life settlement contracts from Immram.	Skolvus 1 Mbh & Co. KG	71	(31)
		$82,404	$27,380

Interest expense, including unused fees, for the years ended December 31, 2011 and 2012 related to borrowings under revolving credit facilities and other similar borrowings were $5,872 and $9,327, respectively.

The weighted average interest rate on outstanding borrowings under revolving credit facilities and other similar borrowings as of December 31, 2011 and 2012 was 5.55% and 4.49%, respectively.